Financial Instruments - Remaining Contractual Maturity for Non-derivative Financial Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	$ 76,893	$ 73,719
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	40,895	44,749
1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	15	7
3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	2,047	4,136
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	17,636	13,627
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	16,300	11,200
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	48,228	45,052
Non-interest bearing [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	40,895	37,749
Non-interest bearing [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Non-interest bearing [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,997	2,476
Non-interest bearing [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	5,336	4,827
Non-interest bearing [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,665	1,667
Floating interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	15	7
Floating interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	50	1,660
Floating interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,600	0
Floating interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 0	$ 0
Floating interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	0.95%	0.78%
Fixed interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 27,000	$ 27,000
Fixed interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	7,000
Fixed interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fixed interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fixed interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	10,700	8,800
Fixed interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 16,300	$ 11,200
Fixed interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	0.51%	0.50%
Fair value interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	$ 27,671	$ 24,218
Financial liabilities	37,249	36,576
Cash flow interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	14,171	9,306
Financial liabilities	$ 1,665	$ 1,667